NYSE

15005307

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

February 4, 2015

Received SEC

FEB 04 2015

Washington, DC 20549

CERT NYS
File No. 001-36835

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Units Representing Limited Partner Interests of Columbia Pipeline Partners LP under the Exchange Act of 1934.

Sincerely,

Silvio Conte